ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts payable - trade		$ 1,340,114	$ 889,724
Accrued interest		105,721	16,258
Accrued taxes under employment agreement		0	315,000
Accrued payroll		122,715	99,714
Other accrued expenses		66,803	91,385
Total	$ 1,436,813	$ 1,635,353	$ 1,412,081